SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Cash Segregated for Regulatory Purposes (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Cash-segregated for regulatory purposes	$ 777,387,205	$ 433,540,023